Stockholders’ Equity (Details) - Schedule of the Stock Option Activity - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of The Stock Option Activity [Abstract]
Options outstanding, beginning balance	4,408,267
Weighted Average Exercise Price outstanding, beginning balance	$ 4.05
Weighted Average Remaining Contractual Life (in years) outstanding, beginning balance	4 years 3 months 14 days
Options, Granted	68,000,000	1,940,000	2,425,762
Weighted Average Exercise Price, Granted	$ 1.44
Weighted Average Remaining Contractual Life (in years), Granted		5 years	5 years 10 months 28 days
Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contractual Life (in years), Exercised
Options, Forfeited/Cancelled	(9,664)
Weighted Average Exercise Price, Forfeited/Cancelled	$ 14.1	$ 13.56	$ 13.06
Weighted Average Remaining Contractual Life (in years), Forfeited/Cancelled
Options outstanding, ending balance	72,398,603	4,408,267
Weighted Average Exercise Price outstanding, ending balance	$ 1.3	$ 4.05
Weighted Average Remaining Contractual Life (in years) outstanding, ending balance	3 years 9 months 29 days	4 years 3 months 14 days	4 years 8 months 15 days
Options, exercisable	63,279,603	3,061,767
Weighted Average Exercise Price, exercisable	$ 4.99	$ 4.19
Weighted Average Remaining Contractual Life (in years), exercisable	3 years 8 months 1 day	4 years 25 days